Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

January 31, 2021 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.8%
Corporate Bonds — 88.5%

Consumer Discretionary — 12.1%
Adient US LLC
7.000%, due 5/15/26	$192,000	$208,320
9.000%, due 4/15/25	33,000	36,919
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26	96,000	96,960
3.500%, due 2/15/23	268,000	274,365
3.500%, due 3/15/29	167,000	165,330
4.625%, due 1/15/27	337,000	353,850
4.875%, due 2/15/30	225,000	240,750
5.875%, due 2/15/28	174,000	186,832
7.500%, due 3/15/26	139,000	153,421
Allison Transmission, Inc.
3.750%, due 1/30/31	202,000	202,000
5.875%, due 6/1/29	93,000	102,300
Churchill Downs, Inc.
4.750%, due 1/15/28	93,000	96,604
5.500%, due 4/1/27	147,000	153,982
Clarios Global LP
6.750%, due 5/15/25	86,000	91,482
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26(a)	178,000	189,348
Ford Motor Co.
4.346%, due 12/8/26	96,000	102,600
4.750%, due 1/15/43	223,000	226,345
7.450%, due 7/16/31	99,000	126,349
8.500%, due 4/21/23	263,000	294,568
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	96,000	97,334
3.096%, due 5/4/23	476,000	484,926
3.350%, due 11/1/22	393,000	399,384
4.063%, due 11/1/24	430,000	446,593
4.271%, due 1/9/27	96,000	101,143
4.375%, due 8/6/23	96,000	99,956
4.389%, due 1/8/26	41,000	43,625
4.687%, due 6/9/25	86,000	91,708
5.113%, due 5/3/29	89,000	97,813
5.125%, due 6/16/25	359,000	389,512
5.584%, due 3/18/24	96,000	103,560
5.596%, due 1/7/22	155,000	160,031
Gap, Inc. (The)
8.375%, due 5/15/23(a)	96,000	110,400
8.625%, due 5/15/25	192,000	214,800
8.875%, due 5/15/27	285,000	332,737
Hanesbrands, Inc.
4.625%, due 5/15/24	171,000	180,405
4.875%, due 5/15/26	275,000	296,656
Hilton Domestic Operating Co., Inc.
3.750%, due 5/1/29	100,000	101,500
4.000%, due 5/1/31	240,000	246,300
4.875%, due 1/15/30	234,000	252,135
5.375%, due 5/1/25	86,000	90,622
5.750%, due 5/1/28	86,000	92,665
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, due 4/1/27	140,000	145,950
International Game Technology PLC
5.250%, due 1/15/29	157,000	167,401
6.250%, due 1/15/27	121,000	138,243
6.500%, due 2/15/25	238,000	263,585
IRB Holding Corp.
7.000%, due 6/15/25	259,000	281,663
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	166,000	173,885
L Brands, Inc.
6.875%, due 7/1/25	142,000	154,425
9.375%, due 7/1/25	187,000	230,945
Lithia Motors, Inc.
4.375%, due 1/15/31	121,000	127,958
Macy's, Inc.
8.375%, due 6/15/25	376,000	416,420
MGM Resorts International
4.750%, due 10/15/28	93,000	96,953
5.500%, due 4/15/27	240,000	259,800
5.750%, due 6/15/25	206,000	226,085
6.000%, due 3/15/23	263,000	280,753
7.750%, due 3/15/22	192,000	204,000
Murphy Oil USA, Inc.
4.750%, due 9/15/29	184,000	196,650
Penske Automotive Group, Inc.
3.500%, due 9/1/25	111,000	113,220
QVC, Inc.
4.375%, due 9/1/28	96,000	99,840
4.750%, due 2/15/27	132,000	141,240
Scientific Games International, Inc.
5.000%, due 10/15/25	238,000	244,545
Tesla, Inc.
5.300%, due 8/15/25	359,000	373,360
William Carter Co. (The)
5.500%, due 5/15/25	86,000	91,375
5.625%, due 3/15/27	86,000	90,730
Wyndham Hotels & Resorts, Inc.
4.375%, due 8/15/28	142,000	144,485
Yum! Brands, Inc.
3.625%, due 3/15/31	217,000	212,660
4.750%, due 1/15/30	159,000	169,931
7.750%, due 4/1/25	182,000	200,200
		12,982,432
Consumer Staples — 7.2%
B&G Foods, Inc.
5.250%, due 9/15/27	157,000	166,027
Edgewell Personal Care Co.
5.500%, due 6/1/28	152,000	162,640
Energizer Holdings, Inc.
4.375%, due 3/31/29	167,000	170,131
4.750%, due 6/15/28	142,000	148,035
Kraft Heinz Foods Co.
3.000%, due 6/1/26	288,000	304,550
3.750%, due 4/1/30	150,000	162,214
3.875%, due 5/15/27	217,000	236,210
3.950%, due 7/15/25	244,000	266,232
4.250%, due 3/1/31	351,000	392,184
4.375%, due 6/1/46	429,000	456,443
4.625%, due 1/30/29	160,000	182,427
4.625%, due 10/1/39	75,000	82,196
4.875%, due 10/1/49	225,000	254,193
5.000%, due 7/15/35	128,000	151,224
5.000%, due 6/4/42	305,000	350,844
5.200%, due 7/15/45	249,000	290,457
5.500%, due 6/1/50	116,000	142,886

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Staples (continued)
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24	$153,000	$158,737
4.875%, due 11/1/26	167,000	173,471
4.875%, due 5/15/28	111,000	122,932
Mattel, Inc.
5.875%, due 12/15/27	132,000	145,530
Newell Brands, Inc.
4.350%, due 4/1/23	87,000	91,568
4.700%, due 4/1/26	428,000	471,870
4.875%, due 6/1/25	86,000	94,708
5.875%, due 4/1/36	166,000	203,765
6.000%, due 4/1/46	128,000	167,200
Performance Food Group, Inc.
5.500%, due 10/15/27	224,000	235,760
Pilgrim's Pride Corp.
5.875%, due 9/30/27	171,000	182,115
Post Holdings, Inc.
4.625%, due 4/15/30	333,000	346,736
5.000%, due 8/15/26	413,000	426,423
5.500%, due 12/15/29	149,000	161,665
5.625%, due 1/15/28	181,000	191,860
5.750%, due 3/1/27	260,000	273,000
TreeHouse Foods, Inc.
4.000%, due 9/1/28	121,000	122,664
US Foods, Inc.
6.250%, due 4/15/25	207,000	220,973
		7,709,870
Energy — 6.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	141,000	155,452
5.625%, due 5/20/24	140,000	154,000
5.750%, due 5/20/27	82,000	93,070
5.875%, due 8/20/26	140,000	158,200
Apache Corp.
4.375%, due 10/15/28	206,000	204,455
4.625%, due 11/15/25	338,000	344,760
Buckeye Partners LP
3.950%, due 12/1/26	178,000	178,890
Cheniere Energy Partners LP
4.500%, due 10/1/29	304,000	326,800
5.250%, due 10/1/25	316,000	323,110
5.625%, due 10/1/26	228,000	237,690
Cheniere Energy, Inc.
4.625%, due 10/15/28	410,000	428,962
Continental Resources, Inc.
3.800%, due 6/1/24	197,000	202,171
4.375%, due 1/15/28	277,000	283,925
DCP Midstream Operating LP
5.375%, due 7/15/25	167,000	178,481
5.625%, due 7/15/27	270,000	293,625
EQM Midstream Partners LP
4.750%, due 7/15/23	85,000	87,975
EQT Corp.
3.000%, due 10/1/22(a)	178,000	179,780
3.900%, due 10/1/27	360,000	372,600
7.875%, due 2/1/25	162,000	190,957
Occidental Petroleum Corp.
2.700%, due 8/15/22	232,000	232,580
Ovintiv Exploration, Inc.
5.625%, due 7/1/24	209,000	226,243
QEP Resources, Inc.
5.625%, due 3/1/26	71,000	79,165
Rockies Express Pipeline LLC
4.950%, due 7/15/29	115,000	123,050
Sunoco LP / Sunoco Finance Corp.
4.500%, due 5/15/29	212,000	216,505
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.875%, due 2/1/31	159,000	165,758
5.000%, due 1/15/28	308,000	318,010
Western Midstream Operating LP
4.350%, due 2/1/25	148,000	152,995
4.650%, due 7/1/26	75,000	78,563
5.300%, due 2/1/30	263,000	289,300
WPX Energy, Inc.
4.500%, due 1/15/30	192,000	203,040
5.250%, due 10/15/27	96,000	101,280
5.875%, due 6/15/28	116,000	125,280
		6,706,672
Financials — 4.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, due 10/15/27	111,000	112,665
CIT Group, Inc.
4.750%, due 2/16/24	92,000	100,740
5.000%, due 8/15/22	224,000	235,760
5.250%, due 3/7/25	159,000	182,254
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	243,000	256,669
MSCI, Inc.
3.875%, due 2/15/31	130,000	138,775
4.000%, due 11/15/29	219,000	233,782
5.375%, due 5/15/27	87,000	93,416
Navient Corp.
6.500%, due 6/15/22	494,000	517,465
7.250%, due 9/25/23	138,000	151,972
OneMain Finance Corp.
5.375%, due 11/15/29	195,000	214,500
5.625%, due 3/15/23	182,000	194,285
6.125%, due 3/15/24	273,000	297,570
6.625%, due 1/15/28	300,000	351,375
6.875%, due 3/15/25	268,000	306,525
7.125%, due 3/15/26	462,000	542,850
8.875%, due 6/1/25	126,000	140,805
Quicken Loans LLC
5.250%, due 1/15/28	178,000	190,024
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.625%, due 3/1/29	121,000	121,046
3.875%, due 3/1/31	288,000	292,044
Radian Group, Inc.
4.500%, due 10/1/24	192,000	201,360
4.875%, due 3/15/27	96,000	103,440
		4,979,322
Health Care — 11.1%
Acadia Healthcare Co., Inc.
5.000%, due 4/15/29	96,000	101,280
5.500%, due 7/1/28	81,000	86,872
Avantor Funding, Inc.
4.625%, due 7/15/28	309,000	324,450

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Health Care (continued)
Bausch Health Cos., Inc.
5.750%, due 8/15/27	$337,000	$363,117
Centene Corp.
3.000%, due 10/15/30	344,000	361,200
3.375%, due 2/15/30	622,000	649,990
4.250%, due 12/15/27	764,000	806,020
4.625%, due 12/15/29	698,000	771,290
Charles River Laboratories International, Inc.
4.250%, due 5/1/28	93,000	98,115
DaVita, Inc.
3.750%, due 2/15/31	298,000	295,765
4.625%, due 6/1/30	364,000	382,200
Elanco Animal Health, Inc.
4.912%, due 8/27/21	68,000	69,508
5.272%, due 8/28/23	93,000	100,667
5.900%, due 8/28/28	164,000	195,570
Encompass Health Corp.
4.500%, due 2/1/28	155,000	161,975
4.750%, due 2/1/30	175,000	187,687
HCA, Inc.
3.500%, due 9/1/30	541,000	561,288
5.375%, due 2/1/25	477,000	534,836
5.375%, due 9/1/26	217,000	246,024
5.625%, due 9/1/28	315,000	368,156
5.875%, due 5/1/23	240,000	261,600
5.875%, due 2/15/26	318,000	364,110
5.875%, due 2/1/29	351,000	416,813
Hologic, Inc.
3.250%, due 2/15/29	202,000	205,535
IQVIA, Inc.
5.000%, due 10/15/26	176,000	183,260
5.000%, due 5/15/27	234,000	246,285
Jaguar Holding Co. II / PPD Development LP
4.625%, due 6/15/25	46,000	48,243
5.000%, due 6/15/28	192,000	203,040
Legacy LifePoint Health LLC
4.375%, due 2/15/27	78,000	79,170
Molina Healthcare, Inc.
3.875%, due 11/15/30	96,000	102,480
4.375%, due 6/15/28	187,000	195,415
5.375%, due 11/15/22	140,000	147,875
Service Corp. International
3.375%, due 8/15/30	192,000	194,880
4.625%, due 12/15/27	66,000	70,373
5.125%, due 6/1/29	164,000	179,580
Teleflex, Inc.
4.250%, due 6/1/28	96,000	100,560
4.625%, due 11/15/27	96,000	101,520
Tenet Healthcare Corp.
4.625%, due 7/15/24	384,000	391,200
4.625%, due 9/1/24	386,000	396,615
4.625%, due 6/15/28	126,000	132,300
4.875%, due 1/1/26	64,000	66,800
5.125%, due 11/1/27	319,000	335,349
6.750%, due 6/15/23	626,000	677,645
7.500%, due 4/1/25	142,000	153,005
		11,919,663
Industrials — 8.4%
ADT Security Corp. (The)
3.500%, due 7/15/22	288,000	294,120
4.875%, due 7/15/32(a)	132,000	142,890
AECOM
5.125%, due 3/15/27	217,000	241,955
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28	149,000	153,842
Aramark Services, Inc.
4.750%, due 6/1/26	46,000	47,035
5.000%, due 4/1/25	140,000	143,500
5.000%, due 2/1/28	288,000	299,520
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
10.500%, due 5/15/25	40,000	47,200
Brink's Co. (The)
4.625%, due 10/15/27	116,000	120,640
Builders FirstSource, Inc.
5.000%, due 3/1/30	86,000	91,912
6.750%, due 6/1/27	223,000	240,004
Gartner, Inc.
3.750%, due 10/1/30	142,000	146,615
4.500%, due 7/1/28	217,000	230,020
H&E Equipment Services, Inc.
3.875%, due 12/15/28	296,000	294,150
Herc Holdings, Inc.
5.500%, due 7/15/27	244,000	256,810
Howmet Aerospace, Inc.
5.125%, due 10/1/24	248,000	272,800
6.875%, due 5/1/25(a)	233,000	271,154
Picasso Finance Sub, Inc.
6.125%, due 6/15/25	132,000	140,580
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	192,000	188,160
5.250%, due 4/15/24	155,000	164,881
5.750%, due 4/15/26	299,000	327,031
Spirit AeroSystems, Inc.
5.500%, due 1/15/25	22,000	23,100
Standard Industries, Inc.
3.375%, due 1/15/31	238,000	235,322
4.375%, due 7/15/30	238,000	252,577
4.750%, due 1/15/28	178,000	187,345
5.000%, due 2/15/27	192,000	200,160
Stericycle, Inc.
3.875%, due 1/15/29	63,000	64,733
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29	167,000	175,350
Taylor Morrison Communities, Inc.
5.125%, due 8/1/30	96,000	105,365
5.875%, due 6/15/27	212,000	239,295
Toll Brothers Finance Corp.
4.875%, due 3/15/27	72,000	82,170
TransDigm, Inc.
6.250%, due 3/15/26	956,000	1,008,580
8.000%, due 12/15/25	143,000	155,870
United Rentals North America, Inc.
3.875%, due 2/15/31	217,000	226,494
4.000%, due 7/15/30	192,000	202,560
4.875%, due 1/15/28	320,000	340,800
5.250%, due 1/15/30	154,000	170,170
5.500%, due 5/15/27	230,000	246,100

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
United Rentals North America, Inc. (continued)
5.875%, due 9/15/26	$169,000	$178,084
WESCO Distribution, Inc.
7.125%, due 6/15/25	276,000	299,460
7.250%, due 6/15/28	288,000	322,200
Williams Scotsman International, Inc.
4.625%, due 8/15/28	121,000	124,933
		8,955,487
Information Technology — 4.4%
Black Knight InfoServ LLC
3.625%, due 9/1/28	192,000	194,880
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250%, due 1/31/26	167,000	171,592
CDK Global, Inc.
4.875%, due 6/1/27	137,000	143,507
5.250%, due 5/15/29	88,000	95,150
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	192,000	193,680
4.125%, due 5/1/25	167,000	172,845
4.250%, due 4/1/28	93,000	97,185
EMC Corp.
3.375%, due 6/1/23	171,000	177,413
Microchip Technology, Inc.
4.250%, due 9/1/25	223,000	233,035
NCR Corp.
5.000%, due 10/1/28	96,000	98,880
5.250%, due 10/1/30	96,000	100,320
5.750%, due 9/1/27	134,000	140,700
PTC, Inc.
3.625%, due 2/15/25	79,000	80,975
4.000%, due 2/15/28	100,000	104,250
Qorvo, Inc.
3.375%, due 4/1/31	167,000	171,175
4.375%, due 10/15/29	165,000	180,469
Seagate HDD Cayman
3.375%, due 7/15/31	592,000	575,720
4.875%, due 3/1/24	39,000	42,023
4.875%, due 6/1/27	230,000	255,300
Sensata Technologies, Inc.
3.750%, due 2/15/31	167,000	170,966
4.375%, due 2/15/30	106,000	113,950
SS&C Technologies, Inc.
5.500%, due 9/30/27	390,000	412,913
Western Digital Corp.
4.750%, due 2/15/26	488,000	539,240
Xerox Corp.
4.375%, due 3/15/23	172,000	180,815
Xerox Holdings Corp.
5.000%, due 8/15/25	81,000	85,050
		4,732,033
Materials — 6.0%
Alcoa Nederland Holding BV
5.500%, due 12/15/27	167,000	179,525
6.125%, due 5/15/28	89,000	96,899
7.000%, due 9/30/26	96,000	101,040
Arconic Corp.
6.000%, due 5/15/25	142,000	151,940
Avient Corp.
5.750%, due 5/15/25	132,000	139,755
Axalta Coating Systems LLC
3.375%, due 2/15/29	196,000	192,080
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27	121,000	126,747
Ball Corp.
2.875%, due 8/15/30	288,000	285,480
4.000%, due 11/15/23	274,000	293,180
4.875%, due 3/15/26	100,000	112,250
5.250%, due 7/1/25	301,000	341,635
Berry Global, Inc.
1.570%, due 1/15/26	131,000	131,655
4.500%, due 2/15/26(a)	241,000	246,121
4.875%, due 7/15/26	300,000	320,625
5.625%, due 7/15/27	93,000	98,929
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	173,000	181,650
Freeport-McMoRan, Inc.
4.125%, due 3/1/28	86,000	90,085
4.250%, due 3/1/30	126,000	136,395
4.375%, due 8/1/28	132,000	139,590
4.625%, due 8/1/30	172,000	190,490
5.000%, due 9/1/27	139,000	147,861
5.250%, due 9/1/29	139,000	155,159
5.450%, due 3/15/43	395,000	492,762
Graphic Packaging International LLC
3.500%, due 3/15/28(a)	76,000	78,660
Novelis Corp.
4.750%, due 1/30/30	325,000	341,250
5.875%, due 9/30/26	302,000	315,590
Olin Corp.
5.000%, due 2/1/30	64,000	67,040
5.125%, due 9/15/27	288,000	299,160
5.625%, due 8/1/29	193,000	206,751
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.000%, due 10/15/27	192,000	192,480
Sealed Air Corp.
4.000%, due 12/1/27	75,000	79,687
Tronox, Inc.
6.500%, due 5/1/25	35,000	37,538
Valvoline, Inc.
3.625%, due 6/15/31	189,000	190,418
4.250%, due 2/15/30	111,000	115,995
WR Grace & Co-Conn
4.875%, due 6/15/27	142,000	148,745
		6,425,167
Media — 12.6%
AMC Networks, Inc.
4.750%, due 8/1/25	158,000	162,147
5.000%, due 4/1/24	98,000	99,592
ANGI Group LLC
3.875%, due 8/15/28	121,000	120,395
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23	46,000	46,460
4.250%, due 2/1/31	405,000	417,150
4.500%, due 8/15/30	392,000	412,580
4.500%, due 5/1/32	546,000	567,840
4.750%, due 3/1/30	448,000	476,000

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.000%, due 2/1/28	$547,000	$573,666
5.125%, due 5/1/27	475,000	499,937
5.375%, due 6/1/29	163,000	177,262
CSC Holdings LLC
3.375%, due 2/15/31	96,000	93,480
4.125%, due 12/1/30	121,000	123,420
4.625%, due 12/1/30	678,000	691,560
5.375%, due 2/1/28	218,000	231,625
5.500%, due 4/15/27	150,000	158,062
6.500%, due 2/1/29	383,000	426,088
6.750%, due 11/15/21	207,000	215,280
7.500%, due 4/1/28	279,000	309,690
DISH DBS Corp.
5.000%, due 3/15/23	323,000	332,690
5.875%, due 7/15/22	404,000	420,160
Gray Television, Inc.
7.000%, due 5/15/27	136,000	148,240
iHeartCommunications, Inc.
5.250%, due 8/15/27	150,000	156,563
Lamar Media Corp.
3.625%, due 1/15/31	181,000	182,131
3.750%, due 2/15/28	128,000	129,600
4.000%, due 2/15/30	96,000	98,280
Live Nation Entertainment, Inc.
3.750%, due 1/15/28	160,000	161,400
Match Group Holdings II LLC
4.125%, due 8/1/30	90,000	92,925
4.625%, due 6/1/28	86,000	90,085
Netflix, Inc.
3.625%, due 6/15/25	71,000	76,858
4.375%, due 11/15/26(a)	232,000	264,480
4.875%, due 4/15/28	268,000	314,900
4.875%, due 6/15/30	315,000	382,725
5.375%, due 11/15/29	178,000	221,610
5.500%, due 2/15/22	151,000	157,795
5.875%, due 2/15/25	194,000	225,525
5.875%, due 11/15/28	338,000	424,190
6.375%, due 5/15/29	122,000	157,685
Nexstar Broadcasting, Inc.
4.750%, due 11/1/28	192,000	197,760
5.625%, due 7/15/27	383,000	406,459
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25(a)	131,000	134,439
Nielsen Finance LLC / Nielsen Finance Co.
5.875%, due 10/1/30	286,000	317,460
Scripps Escrow II, Inc.
3.875%, due 1/15/29	51,000	51,000
Sinclair Television Group, Inc.
4.125%, due 12/1/30	188,000	187,060
Sirius XM Radio, Inc.
3.875%, due 8/1/22	216,000	218,160
4.125%, due 7/1/30	314,000	322,635
4.625%, due 7/15/24	314,000	324,362
5.000%, due 8/1/27	313,000	328,650
5.500%, due 7/1/29	254,000	276,225
TEGNA, Inc.
4.625%, due 3/15/28	209,000	211,613
4.750%, due 3/15/26	121,000	128,411
5.000%, due 9/15/29	219,000	227,213
WMG Acquisition Corp.
3.000%, due 2/15/31	50,000	48,625
3.875%, due 7/15/30	238,000	242,760
		13,462,908
Real Estate — 4.2%
Diversified Healthcare Trust
9.750%, due 6/15/25	309,000	350,654
ESH Hospitality, Inc.
4.625%, due 10/1/27	142,000	145,017
Howard Hughes Corp. (The)
5.375%, due 8/1/28	225,000	237,094
Iron Mountain, Inc.
4.500%, due 2/15/31	44,000	44,880
4.875%, due 9/15/27	220,000	229,625
4.875%, due 9/15/29	163,000	169,112
5.000%, due 7/15/28	384,000	403,200
5.250%, due 3/15/28	163,000	171,150
5.250%, due 7/15/30	96,000	101,760
5.625%, due 7/15/32	309,000	334,492
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
3.875%, due 2/15/29	217,000	219,984
4.500%, due 9/1/26	91,000	96,460
4.625%, due 6/15/25	192,000	203,520
5.625%, due 5/1/24	239,000	257,523
5.750%, due 2/1/27	151,000	169,686
SBA Communications Corp.
3.875%, due 2/15/27	285,000	297,469
Starwood Property Trust, Inc.
5.000%, due 12/15/21	114,000	115,710
VICI Properties LP / VICI Note Co., Inc.
3.500%, due 2/15/25(a)	145,000	147,175
3.750%, due 2/15/27	150,000	152,438
4.125%, due 8/15/30	218,000	226,448
4.250%, due 12/1/26	249,000	257,715
4.625%, due 12/1/29	194,000	206,125
		4,537,237
Telecommunication Services — 5.5%
Cablevision Lightpath LLC
3.875%, due 9/15/27	96,000	96,240
Level 3 Financing, Inc.
3.625%, due 1/15/29	142,000	142,000
3.750%, due 7/15/29	182,000	184,047
4.250%, due 7/1/28	263,000	269,575
4.625%, due 9/15/27	168,000	174,930
Lumen Technologies, Inc.
4.000%, due 2/15/27	245,000	253,575
5.125%, due 12/15/26	501,000	532,939
Series T, 5.800%, due 3/15/22	166,000	173,055
Series Y, 7.500%, due 4/1/24	229,000	258,770
Sprint Capital Corp.
6.875%, due 11/15/28	347,000	445,895
8.750%, due 3/15/32	222,000	338,827
Sprint Communications, Inc.
6.000%, due 11/15/22	242,000	259,847
Sprint Corp.
7.125%, due 6/15/24	246,000	286,590
7.250%, due 9/15/21	249,000	257,093
7.625%, due 2/15/25	305,000	364,094
7.625%, due 3/1/26	41,000	50,533
7.875%, due 9/15/23	535,000	617,925

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunication Services (continued)
T-Mobile USA, Inc.
2.875%, due 2/15/31	$173,000	$174,288
4.000%, due 4/15/22	132,000	135,960
4.750%, due 2/1/28	128,000	136,640
5.375%, due 4/15/27	164,000	174,250
Viasat, Inc.
5.625%, due 4/15/27	140,000	147,000
Zayo Group Holdings, Inc.
4.000%, due 3/1/27	425,000	425,000
		5,899,073
Transportation — 1.0%
Delta Air Lines, Inc.
2.900%, due 10/28/24	100,000	98,250
3.625%, due 3/15/22	215,000	218,225
3.750%, due 10/28/29	91,000	89,408
3.800%, due 4/19/23	241,000	245,820
Signature Aviation US Holdings, Inc.
4.000%, due 3/1/28	192,000	195,360
XPO Logistics, Inc.
6.250%, due 5/1/25	218,000	232,715
		1,079,778
Utilities — 5.0%
Calpine Corp.
3.750%, due 3/1/31	248,000	241,800
4.500%, due 2/15/28	254,000	260,985
Clearway Energy Operating LLC
4.750%, due 3/15/28	145,000	155,512
5.750%, due 10/15/25	172,000	180,600
DPL, Inc.
4.125%, due 7/1/25	71,000	75,793
FirstEnergy Corp.
2.650%, due 3/1/30	898,000	883,772
Series A, 3.350%, due 7/15/22	23,000	23,355
Series B, 4.400%, due 7/15/27	220,000	240,679
Series C, 5.350%, due 7/15/47	369,000	447,124
FirstEnergy Transmission LLC
4.550%, due 4/1/49	87,000	98,030
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	93,000	99,591
4.250%, due 7/15/24	170,000	179,138
4.500%, due 9/15/27	96,000	106,320
NRG Energy, Inc.
3.375%, due 2/15/29	100,000	102,125
3.625%, due 2/15/31	190,000	197,838
5.250%, due 6/15/29	164,000	180,810
5.750%, due 1/15/28	189,000	205,301
PG&E Corp.
5.000%, due 7/1/28	357,000	381,990
5.250%, due 7/1/30	105,000	115,500
TerraForm Power Operating LLC
4.250%, due 1/31/23	194,000	199,578
4.750%, due 1/15/30	124,000	132,990
5.000%, due 1/31/28	137,000	152,070
Vistra Operations Co. LLC
5.000%, due 7/31/27	243,000	255,454
5.500%, due 9/1/26	229,000	238,446
5.625%, due 2/15/27	235,000	247,925
		5,402,726
Total Corporate Bonds
(Cost $92,047,137)		94,792,368

Foreign Bonds — 9.3%

Consumer Discretionary — 1.5%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	233,000	231,835
3.875%, due 1/15/28	174,000	176,175
4.000%, due 10/15/30	547,000	544,265
4.375%, due 1/15/28	339,000	344,932
Parkland Corp., (Canada)
5.875%, due 7/15/27	88,000	94,050
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25	223,000	241,955
		1,633,212
Consumer Staples — 0.8%
JBS USA LUX SA / JBS USA Finance, Inc., (Brazil)
6.750%, due 2/15/28	243,000	268,819
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Brazil)
5.500%, due 1/15/30	244,000	276,940
6.500%, due 4/15/29	268,000	304,850
		850,609
Industrials — 1.3%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	103,000	101,326
3.750%, due 8/1/25	142,000	144,662
4.000%, due 8/1/28	183,000	180,255
5.125%, due 12/15/26	231,000	244,282
Mattamy Group Corp., (Canada)
4.625%, due 3/1/30	137,000	142,138
5.250%, due 12/15/27	89,000	93,673
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25	192,000	190,080
Vertical US Newco, Inc., (Germany)
5.250%, due 7/15/27	309,000	323,678
		1,420,094
Information Technology — 0.6%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	77,000	79,502
4.375%, due 6/12/27	130,000	142,188
Open Text Corp., (Canada)
3.875%, due 2/15/28	180,000	184,050
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	214,000	224,165
		629,905
Materials — 2.2%
ArcelorMittal SA, (Luxembourg)
3.600%, due 7/16/24	147,000	156,922
4.250%, due 7/16/29	192,000	216,000
4.550%, due 3/11/26	36,000	40,005
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26	307,000	316,594
5.250%, due 4/30/25	142,000	149,633
5.250%, due 8/15/27	341,000	353,561
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27	144,000	157,680
4.750%, due 5/15/22	176,000	180,840
5.125%, due 3/15/23	61,000	63,821
5.125%, due 5/15/24	140,000	151,375
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24	215,000	220,644

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Materials (continued)
OCI NV, (Netherlands)
5.250%, due 11/1/24	$121,000	$124,781
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26	218,000	229,718
		2,361,574
Media — 1.5%
Telenet Finance Luxembourg Notes SARL, (Belgium)
5.500%, due 3/1/28	200,000	211,600
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	96,000	100,440
Videotron Ltd., (Canada)
5.125%, due 4/15/27	138,000	145,590
Virgin Media Secured Finance PLC, (United Kingdom)
4.500%, due 8/15/30	142,000	148,784
5.500%, due 8/15/26	183,000	190,320
5.500%, due 5/15/29	303,000	324,210
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	139,000	145,255
5.500%, due 1/15/27	349,000	362,524
		1,628,723
Telecommunication Services — 1.4%
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	292,000	348,575
7.200%, due 7/18/36	189,000	249,480
7.721%, due 6/4/38	209,000	293,645
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	273,000	296,260
Vmed O2 UK Financing I PLC, (United Kingdom)
4.250%, due 1/31/31	288,000	287,280
		1,475,240
Total Foreign Bonds
(Cost $9,696,270)		9,999,357

Short-Term Investments — 3.1%

Money Market Funds — 3.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(b)	1,838,426	1,838,426
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	1,490,763	1,490,763
Total Short-Term Investments
(Cost $3,329,189)		3,329,189

Total Investments — 100.9%
(Cost $105,072,596)		108,120,914
Other Assets and Liabilities, Net — (0.9)%		(970,955)
Net Assets — 100.0%		$107,149,959

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,649,608; total market value of collateral held by the Fund was $1,709,053. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $218,290.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$–	$94,792,368	$–	$94,792,368
Foreign Bonds	–	9,999,357	–	9,999,357
Short-Term Investments:
Money Market Funds	3,329,189	–	–	3,329,189
Total Investments in Securities	$3,329,189	$104,791,725	$–	$108,120,914

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.